Information by segments	12 Months Ended
Dec. 31, 2019
Information by segments
Information by segments

32.         Information by segments

A description of the Ecopetrol Business Group’s business segments is in Note 4.19 - Information by business segment.

32.1       Statement of profit or loss

The following segment information is reported based on the information used by the Board of Directors as the top body to make strategic and operational decisions of these business segments. The performance of the segments are based primarily on an analysis of income, costs, expenses and results for the period generated by each segment which are regularly monitored.

The information disclosed in each segment is presented net of transactions between the Ecopetrol Business Group companies.

Below are the consolidated statements of profit or loss by segment for the years ended December 31, 2019, 2018 and 2017:

	For the year ended on December 31 2019
	Exploration	Refining and	Transport and
	and Production	Petrochemicals	Logistics	Eliminations	Total
Third–party sales	31,295,118	36,393,470	3,799,924	—	71,488,512
Inter–segment sales	21,372,872	2,377,336	9,270,812	(33,021,020)	—
Total sales revenue	52,667,990	38,770,806	13,070,736	(33,021,020)	71,488,512
Fixed costs	(9,587,961)	(3,523,948)	(3,039,452)	3,878,443	(12,272,918)
Variable costs	(26,785,904)	(34,332,271)	(698,742)	29,117,475	(32,699,442)
Cost of sales	(36,373,865)	(37,856,219)	(3,738,194)	32,995,918	(44,972,360)
Gross profit	16,294,125	914,587	9,332,542	(25,102)	26,516,152

Administrative expenses	(1,284,560)	(496,155)	(372,942)	2,058	(5,488,994)
Operation and project expenses	(1,475,710)	(743,378)	(434,904)	22,238	(2,631,754)
Impairment of non–current assets	(1,982,044)	452,163	(232,556)	—	(1,762,437)
Other operating income and expenses net	49,673	1,014,988	74,607	(82,472)	1,056,796
Operating income (expenses)	11,601,484	1,142,205	8,366,747	(83,278)	21,027,158
Financial result net
Financial income	1,440,440	229,297	273,613	(320,014)	1,623,336
Financial expenses	(2,311,133)	(996,790)	(306,878)	280,332	(3,334,469)
Foreign exchange gain (loss) net	287,286	(179,936)	(66,711)	—	40,639
	(583,407)	(947,429)	(99,976)	(39,682)	(1,670,494)
Share of profits of associates and joint ventures	227,401	17,091	138	122,274	366,904
Income before tax	11,245,478	211,867	8,266,909	(686)	19,723,568
Income tax	(1,925,798)	(83,504)	(2,709,111)	—	(4,718,413)
Net profit (loss) for the period	9,319,680	128,363	5,557,798	(686)	15,005,155
Profit (loss) attributable to:
Group owners of parent	9,382,129	117,708	4,244,860	(686)	13,744,011
Non–controlling interest	(62,449)	10,655	1,312,938	—	1,261,144
	9,319,680	128,363	5,557,798	(686)	15,005,155
Supplementary information
Depreciation depletion and amortization	5,892,822	1,398,948	1,291,013	—	8,582,783

	For the year ended on December 31, 2018
	Exploration	Refining and	Transport and
	and Production	Petrochemicals	Logistics	Eliminations	Total
Third–party sales	30,112,900	34,947,948	3,543,024	—	68,603,872
Inter–segment sales	20,259,864	2,063,425	7,811,143	(30,134,432)	—
Total sales revenue	50,372,764	37,011,373	11,354,167	(30,134,432)	68,603,872
Fixed costs	(8,871,709)	(3,204,791)	(2,805,516)	3,535,979	(11,346,037)
Variable costs	(23,367,475)	(32,453,962)	(596,571)	26,579,666	(29,838,342)
Cost of sales	(32,239,184)	(35,658,753)	(3,402,087)	30,115,645	(41,184,379)
Gross profit	18,133,580	1,352,620	7,952,080	(18,787)	27,419,493
Administrative expenses	(889,293)	(443,880)	(320,498)	(187)	(4,961,079)
Operation and project expenses	(1,993,054)	(668,177)	(263,104)	21,203	(2,903,132)
Impairment of non–current assets	785,940	(984,704)	(169,870)	—	(368,634)
Other operating income and expenses, net	(137,836)	(13,652)	118,905	(2,872)	(35,455)
Operating income (expenses)	15,899,337	(757,793)	7,317,513	(643)	22,458,414
Financial result, net
Financial income	1,099,893	147,689	110,898	(228,917)	1,129,563
Financial expenses	(2,038,312)	(1,295,528)	(407,589)	229,268	(3,512,161)
Foreign exchange gain (loss), net	868,479	(517,410)	21,154	—	372,223
	(69,940)	(1,665,249)	(275,537)	351	(2,010,375)
Share of profits of associates and joint ventures	135,265	27,730	2,841	—	165,836
Income before tax	15,964,662	(2,395,312)	7,044,817	(292)	20,613,875
Income tax	(6,096,591)	420,224	(2,582,118)	—	(8,258,485)
Net profit (loss) for the period	9,868,071	(1,975,088)	4,462,699	(292)	12,355,390
Profit (loss) attributable to:
Group owners of parent	9,930,519	(1,973,075)	3,424,234	(292)	11,381,386
Non–controlling interest	(62,448)	(2,013)	1,038,465	—	974,004
	9,868,071	(1,975,088)	4,462,699	(292)	12,355,390
Supplementary information
Depreciation, depletion and amortization	5,248,364	1,307,216	1,149,270	—	7,704,850

	For the year ended on December 31, 2017
	Exploration and	Refining and	Transport
	Production	Petrochemicals	and Logistics	Eliminations	Total
Third–party sales	25,004,320	27,343,359	3,606,549	—	55,954,228
Inter–segment sales	11,490,614	1,300,657	6,991,515	(19,782,786)	—
Total sales revenue	36,494,934	28,644,016	10,598,064	(19,782,786)	55,954,228
Fixed costs	(8,055,925)	(2,886,745)	(2,637,604)	3,239,880	(10,340,394)
Variable costs	(18,254,159)	(23,968,650)	(634,231)	16,289,109	(26,567,931)
Cost of sales	(26,310,084)	(26,855,395)	(3,271,835)	19,528,989	(36,908,325)
Gross profit	10,184,850	1,788,621	7,326,229	(253,797)	19,045,903
Administrative expenses	(781,386)	(516,501)	(466,669)	32	(2,874,048)
Operation and project expenses	(2,070,916)	(965,457)	(142,847)	253,155	(2,926,065)
Impairment of non–current assets	183,718	1,067,965	59,455	—	1,311,138
Other operating income and expenses, net	545,218	(11,694)	(28,121)	—	505,403
Operating income (expenses)	8,061,484	1,362,934	6,748,047	(610)	16,171,855
Financial result, net
Financial income	1,062,393	164,006	106,659	(173,702)	1,159,356
Financial expenses	(2,288,576)	(1,110,874)	(434,664)	173,513	(3,660,601)
Foreign exchange gain (loss), net	(101,030)	163,992	(57,448)	—	5,514
	(1,327,213)	(782,876)	(385,453)	(189)	(2,495,731)
Share of profits of associates and joint ventures	120,786	15,245	(42,493)	—	93,538
Income before tax	6,855,057	595,303	6,320,101	(799)	13,769,662
Income tax	(3,034,556)	(238,625)	(2,527,087)	—	(5,800,268)
Net profit (loss) for the period	3,820,501	356,678	3,793,014	(799)	7,969,394
Profit (loss) attributable to:
Group owners of parent	3,820,501	358,859	2,999,978	(799)	7,178,539
Non–controlling interest	—	(2,181)	793,036	—	790,855
	3,820,501	356,678	3,793,014	(799)	7,969,394
Supplementary information
Depreciation, depletion and amortization	5,981,294	1,188,871	1,111,182	—	8,281,347

32.2       Sales by product

The sales by product for each segment are detailed below for the years ended December 31, 2019, 2018 and 2017:

	For the year ended on December 31, 2019
	Exploration and	Refining and	Transport and
	Production	Petrochemicals	Logistics	Eliminations	Total
Local sales
Mid-distillates	—	13,573,007	—	(31,251)	13,541,756
Gasoline and turbo fuel	—	11,269,797	—	(1,896,767)	9,373,030
Transport service	57,316	51,812	12,853,762	(9,133,788)	3,829,102
Natural gas	2,909,770	49,420	—	(653,647)	2,305,543
Plastic and rubber	—	760,301	—	—	760,301
Asphalts	24,690	519,510	—	—	544,200
LPG and propane	179,541	193,375	—	—	372,916
Crude	21,056,104	—	—	(20,699,247)	356,857
Services	169,062	232,407	216,920	(309,036)	309,353
Aromatics	—	228,552	—	—	228,552
Polyethylene	—	190,133	—	—	190,133
Other income gas contracts	102,845	—	—	—	102,845
Fuel oil	1,464	96,443	—	—	97,907
Other products	25,215	779,407	—	(297,286)	507,336
	24,526,007	27,944,164	13,070,682	(33,021,022)	32,519,831
Recognition of price differential	—	1,785,277	—	—	1,785,277
	24,526,007	29,729,441	13,070,682	(33,021,022)	34,305,108
Foreign sales
Crude	28,461,601	61,995	—	—	28,523,596
Diesel	—	4,391,798	—	—	4,391,798
Fuel oil	—	1,870,929	—	—	1,870,929
Plastic and rubber	—	1,200,668	—	—	1,200,668
Gasoline and turbo fuels	—	1,085,392	—	—	1,085,392
Natural gas	27,255	—	—	—	27,255
LPG and propane	13,591	—	—	—	13,591
Cash flow hedge for future exports – reclassification to profit or loss	(386,773)	—	—	—	(386,773)
Other products	26,309	430,584	55	—	456,948
	28,141,983	9,041,366	55	—	37,183,404
	52,667,990	38,770,807	13,070,737	(33,021,022)	71,488,512

	For the year ended on December 31, 2018
	Exploration and	Refining and	Transport and
	Production	Petrochemicals	Logistics	Eliminations	Total
Local sales
Mid–distillates	725	11,662,476	—	(77,009)	11,586,192
Gasoline and turbo fuel	—	9,690,113	—	(1,737,261)	7,952,852
Transport service	37,279	36,321	11,089,012	(7,631,208)	3,531,404
Natural gas	2,535,658	—	—	(649,812)	1,885,846
Plastic and rubber	—	822,367	—	—	822,367
Crude	20,142,527	—	—	(19,592,048)	550,479
LPG and propane	245,875	329,569	—	(805)	574,639
Fuel oil	20,391	489,091	—	—	509,482
Asphats	26,406	309,020	—	—	335,426
Aromatics	—	282,545	—	—	282,545
Polyethylene	—	270,887	—	—	270,887
Services	103,522	190,612	265,059	(319,783)	239,410
Other income gas contracts	156,031	—	—	—	156,031
Other products	11,484	604,530	—	(126,507)	489,507
	23,279,898	24,687,531	11,354,071	(30,134,433)	29,187,067
Recognition of price differential	—	3,835,533	—	—	3,835,533
	23,279,898	28,523,064	11,354,071	(30,134,433)	33,022,600
Foreign sales
Crude	26,898,737	—	—	—	26,898,737
Diesel	—	3,050,839	—	—	3,050,839
Fuel oil	—	2,053,594	—	—	2,053,594
Gasoline and turbo fuels	—	1,782,194	—	—	1,782,194
Plastic and rubber	—	1,268,582	—	—	1,268,582
Natural gas	27,899	—	—	—	27,899
LPG and propane	20,212	—	—	—	20,212
Cash flow hedge for future exports – Reclassification to profit or loss	128,404	—	—	—	128,404
Other products	17,614	333,101	96	—	350,811
	27,092,866	8,488,310	96	—	35,581,272
	50,372,764	37,011,374	11,354,167	(30,134,433)	68,603,872

	For the year ended on December 31, 2017
	Exploration and	Refining and	Transport
	Production	Petrochemicals	and Logistics	Eliminations	Total
Local sales
Mid–distillates	1,334	9,588,992	—	—	9,590,326
Gasoline and turbo fuel	—	8,052,289	—	(1,062,102)	6,990,187
Transport service	41,157	41,998	10,277,921	(6,771,523)	3,589,553
Natural gas	2,540,233	4	—	(724,483)	1,815,754
Plastic and rubber	—	833,982	—	—	833,982
Crude	11,668,529	—	—	(10,758,658)	909,871
LPG and propane	199,796	309,823	—	—	509,619
Fuel oil	14,758	339,300	—	—	354,058
Asphats	34,834	240,969	—	—	275,803
Aromatics	—	217,418	—	—	217,418
Polyethylene	—	167,348	—	—	167,348
Services	140,227	179,912	319,776	(356,116)	283,799
Other income gas contracts	188,195	—	—	—	188,195
Other products	11,107	379,023	—	(109,904)	280,226
	14,840,170	20,351,058	10,597,697	(19,782,786)	26,006,139
Recognition of price differential	—	2,229,953	—	—	2,229,953
	14,840,170	22,581,011	10,597,697	(19,782,786)	28,236,092
Foreign sales
Crude	21,426,666	52,397	—	—	21,479,063
Diesel	—	1,213,740	—	—	1,213,740
Fuel oil	—	1,982,408	—	—	1,982,408
Gasoline and turbo fuels	—	1,223,994	—	—	1,223,994
Plastic and rubber	—	1,169,101	—	—	1,169,101
Natural gas	32,303	—	—	—	32,303
LPG and propane	15,631	—	—	—	15,631
Cash flow hedge for future exports – Reclassification to profit or loss	160,772	—	—	—	160,772
Other products	19,392	421,365	367	—	441,124
	21,654,764	6,063,005	367	—	27,718,136
	36,494,934	28,644,016	10,598,064	(19,782,786)	55,954,228

32.3       Capital expenditures by segments

The following are the investments amounts made by each segment for the years ended December 31, 2019, 2018 and 2017:

	Exploration	Refining and	Transport and
2019	and Production	Petrochemicals	Logistics	Total
Property, plant and equipment	2,151,194	497,512	1,363,953	4,012,659
Natural and environmental resources	9,798,193	—	—	9,798,193
Intangibles	25,775	20,569	121,945	168,289
	11,975,162	518,081	1,485,898	13,979,141

	Exploration	Refining and	Transport and
2018	and Production	Petrochemicals	Logistics	Total
Property, plant and equipment	2,071,604	702,247	529,078	3,302,929
Natural and environmental resources	5,051,828	—	—	5,051,828
Intangibles	56,755	20,203	28,711	105,669
	7,180,187	722,450	557,789	8,460,426

	Exploration	Refining and	Transport and
2017	and Production	Petrochemicals	Logistics	Total
Property, plant and equipment	927,282	606,749	829,252	2,363,283
Natural and environmental resources	3,568,355	—	—	3,568,355
Intangibles	154,155	4,941	16,772	175,868
	4,649,792	611,690	846,024	6,107,506